Goodwill and Other Intangibles Goodwill and Indefinite Lived Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Goodwill [Roll Forward]
Goodwill	$ 438.8	$ 445.3
Indefinite-lived intangibles	690.5	690.5
Goodwill And indefinite-lived intangibles	1,129.3	1,135.8
Goodwill, Foreign currency translation effects	(9.7)	(6.5)
Goodwill and indefinite-lived intangibles, foreign currency translation effects	(9.7)	(6.5)
Impairment of indefinite-lived intangible assets	(5.1)
Goodwill and Intangible Asset Impairment	(5.1)
Goodwill	429.1	438.8
Indefinite-lived intangibles	685.4	690.5
Goodwill And indefinite-lived intangibles	$ 1,114.5	$ 1,129.3